Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Seligman Global Technology Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class A
Trading Symbol	SHGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 158	1.25%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performan
ce
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the technology hardware, communications equipment and electrical equipment storage industries boosted the Fund’s performance most relative to its benchmark during the annual period.
Allocations
| A larger allocation to the electrical equipment industry and smaller allocations to the technology hardware and software industries buoyed the Fund’s relative performance.
Individual holdings
| Positions that contributed most to the Fund’s relative performance during the period included Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Western Digital, a data storage solutions provider; Apple, a consumer electronics company; and Microsoft, a cloud, software and enterprise solutions company.
Top Performance Detractors
Stock selection

I

Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.
Allocations
| An overweight in the financials sector and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Global Payments, a payment technology provider; NVIDIA, a leading AI chipmaker; Gen Digital, cybersecurity software provider; ON Semiconductor Corp, an energy-efficient chipmaker; and GoDaddy Inc., an online business enabler.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	53.28	25.96	23.27
Class A (including sales charges)	44.48	24.48	22.54
MSCI World Information Technology Index (Net)	37.51	23.09	22.25
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,319,528,505
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 23,129,065
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fu
nd S
tatistics
Fund net assets	$ 3,319,528,505
Total number of portfolio holdings	77
Management services fees (represents 0.91% of Fund average net assets)	$ 23,129,065
Portfolio turnover for the reporting period	25%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%

Columbia Seligman Global Technology Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class C
Trading Symbol	SHTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 252	2.00%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the technology hardware, communications equipment and electrical equipment storage industries boosted the Fund’s performance most relative to its benchmark during the annual period.
Allocations
| A larger allocation to the electrical equipment industry and smaller allocations to the technology hardware and software industries buoyed the Fund’s relative performance.
Individual holdings
| Positions that contributed most to the Fund’s relative performance during the period included Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Western Digital, a data storage solutions provider; Apple, a consumer electronics company; and Microsoft, a cloud, software and enterprise solutions company.
Top Performance Detractors
Stock selection

I

Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.
Allocations
| An overweight in the financials sector and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Global Payments, a payment technology provider; NVIDIA, a leading AI chipmaker; Gen Digital, cybersecurity software provider; ON Semiconductor Corp, an energy-efficient chipmaker; and GoDaddy Inc., an online business enabler.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	52.15	25.02	22.35
Class C (including sales charges)	51.15	25.02	22.35
MSCI World Information Technology Index (Net)	37.51	23.09	22.25
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,319,528,505
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 23,129,065
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,319,528,505
Total number of portfolio holdings	77
Management services fees (represents 0.91% of Fund average net assets)	$ 23,129,065
Portfolio turnover for the reporting period	25%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%

Columbia Seligman Global Technology Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional Class
Trading Symbol	CSGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 127	1.00%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the technology hardware, communications equipment and electrical equipment storage industries boosted the Fund’s performance most relative to its benchmark during the annual period.
Allocations
| A larger allocation to the electrical equipment industry and smaller allocations to the technology hardware and software industries buoyed the Fund’s relative performance.
Individual holdings
| Positions that contributed most to the Fund’s relative performance during the period included Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Western Digital, a data storage solutions provider; Apple, a consumer electronics company; and Microsoft, a cloud, software and enterprise solutions company.
Top Performance Detractors
Stock selection

I

Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.
Allocations
| An overweight in the financials sector and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Global Payments, a payment technology provider; NVIDIA, a leading AI chipmaker; Gen Digital, cybersecurity software provider; ON Semiconductor Corp, an energy-efficient chipmaker; and GoDaddy Inc., an online business enabler.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Ann ual T otal Returns (%)	1 year	5 years	10 years
Institutional Class	53.68	26.27	23.58
MSCI World Information Technology Index (Net)	37.51	23.09	22.25
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,319,528,505
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 23,129,065
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,319,528,505
Total number of portfolio holdings	77
Management services fees (represents 0.91% of Fund average net assets)	$ 23,129,065
Portfolio turnover for the reporting period	25%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%

Columbia Seligman Global Technology Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional 2 Class
Trading Symbol	SGTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 122	0.96%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the technology hardware, communications equipment and electrical equipment storage industries boosted the Fund’s performance most relative to its benchmark during the annual period.
Allocations
| A larger allocation to the electrical equipment industry and smaller allocations to the technology hardware and software industries buoyed the Fund’s relative performance.
Individual holdings
| Positions that contributed most to the Fund’s relative performance during the period included Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Western Digital, a data storage solutions provider; Apple, a consumer electronics company; and Microsoft, a cloud, software and enterprise solutions company.
Top Performance Detractors
Stock selection

I

Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.
Allocations
| An overweight in the financials sector and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Global Payments, a payment technology provider; NVIDIA, a leading AI chipmaker; Gen Digital, cybersecurity software provider; ON Semiconductor Corp, an energy-efficient chipmaker; and GoDaddy Inc., an online business enabler.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	53.75	26.34	23.66
MSCI World Information Technology Index (Net)	37.51	23.09	22.25
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,319,528,505
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 23,129,065
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Sta
tis
tics
Fund net assets	$ 3,319,528,505
Total number of portfolio holdings	77
Management services fees (represents 0.91% of Fund average net assets)	$ 23,129,065
Portfolio turnover for the reporting period	25%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%

Columbia Seligman Global Technology Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Institutional 3 Class
Trading Symbol	CGTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 115	0.91%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the technology hardware, communications equipment and electrical equipment storage industries boosted the Fund’s performance most relative to its benchmark during the annual period.
Allocations
| A larger allocation to the electrical equipment industry and smaller allocations to the technology hardware and software industries buoyed the Fund’s relative performance.
Individual holdings
| Positions that contributed most to the Fund’s relative performance during the period included Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Western Digital, a data storage solutions provider; Apple, a consumer electronics company; and Microsoft, a cloud, software and enterprise solutions company.
Top Performance Detractors
Stock selection

I

Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.
Allocations
| An overweight in the financials sector and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Global Payments, a payment technology provider; NVIDIA, a leading AI chipmaker; Gen Digital, cybersecurity software provider; ON Semiconductor Corp, an energy-efficient chipmaker; and GoDaddy Inc., an online business enabler.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	53.80	26.40	23.65
MSCI World Information Technology Index (Net)	37.51	23.09	22.25
MSCI ACWI Index (Net)	22.64	14.61	11.31
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,319,528,505
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 23,129,065
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,319,528,505
Total number of portfolio holdings	77
Management services fees (represents 0.91% of Fund average net assets)	$ 23,129,065
Portfolio turnover for the reporting period	25%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%

Columbia Seligman Global Technology Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class R
Trading Symbol	SGTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 190	1.50%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the technology hardware, communications equipment and electrical equipment storage industries boosted the Fund’s performance most relative to its benchmark during the annual period.
Allocations
| A larger allocation to the electrical equipment industry and smaller allocations to the technology hardware and software industries buoyed the Fund’s relative performance.
Individual holdings
| Positions that contributed most to the Fund’s relative performance during the period included Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Western Digital, a data storage solutions provider; Apple, a consumer electronics company; and Microsoft, a cloud, software and enterprise solutions company.
Top Performance Detractors
Stock selection

I

Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.
Allocations
| An overweight in the financials sector and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Global Payments, a payment technology provider; NVIDIA, a leading AI chipmaker; Gen Digital, cybersecurity software provider; ON Semiconductor Corp, an energy-efficient chipmaker; and GoDaddy Inc., an online business enabler.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	52.88	25.64	22.96
MSCI World Information Technology Index (Net)	37.51	23.09	22.25
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,319,528,505
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 23,129,065
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,319,528,505
Total number of portfolio holdings	77
Management services fees (represents 0.91% of Fund average net assets)	$ 23,129,065
Portfolio turnover for the reporting period	25%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%

Columbia Seligman Global Technology Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Global Technology Fund
Class Name	Class S
Trading Symbol	CSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Global Technology Fund (the Fund) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 127	1.00%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the technology hardware, communications equipment and electrical equipment storage industries boosted the Fund’s performance most relative to its benchmark during the annual period.
Allocations
| A larger allocation to the electrical equipment industry and smaller allocations to the technology hardware and software industries buoyed the Fund’s relative performance.
Individual holdings
| Positions that contributed most to the Fund’s relative performance during the period included Bloom Energy, a fuel cell technology provider; Lam Research, a semiconductor fabrication equipment manufacturer; Western Digital, a data storage solutions provider; Apple, a consumer electronics company; and Microsoft, a cloud, software and enterprise solutions company.
Top Performance Detractors
Stock selection

I

Selections in the software and IT services industries hurt the Fund’s relative performance during the annual period.
Allocations
| An overweight in the financials sector and a small allocation to the communication services sector detracted from the Fund’s relative performance.
Individual holdings
| Fund positions that detracted most from relative performance included Global Payments, a payment technology provider; NVIDIA, a leading AI chipmaker; Gen Digital, cybersecurity software provider; ON Semiconductor Corp, an energy-efficient chipmaker; and GoDaddy Inc., an online business enabler.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	53.67	26.03	23.31
MSCI World Information Technology Index (Net)	37.51	23.09	22.25
MSCI ACWI Index (Net)	22.64	14.61	11.31
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,319,528,505
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 23,129,065
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,319,528,505
Total number of portfolio holdings	77
Management services fees (represents 0.91% of Fund average net assets)	$ 23,129,065
Portfolio turnover for the reporting period	25%

Holdings [Text Block]
Graphical Represe
ntati
on of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Bloom Energy Corp., Class A	12.2%
Lam Research Corp.	6.9%
NVIDIA Corp.	5.8%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	4.7%
Microsoft Corp.	4.2%
Western Digital Corp.	3.6%
Apple, Inc.	3.3%
Applied Materials, Inc.	3.2%
Marvell Technology, Inc.	3.2%